Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 366	$ 0
Accounts and notes receivable - trade, net	859	846
Inventories	972	1,052
Prepaid expenses and other	104	43
Total current assets	2,301	1,941
Property, plant and equipment	9,015	9,282
Less: Accumulated depreciation	(5,838)	(5,974)
Net property, plant and equipment	3,177	3,308
Goodwill	166	198
Other intangible assets, net	10	11
Investments in affiliates	136	124
Other assets	508	377
Total assets	6,298	5,959
Current liabilities:
Accounts payable	973	1,046
Short-term borrowings and current maturities of long-term debt	39	0
Other accrued liabilities	454	352
Total current liabilities	1,466	1,398
Long-term debt	3,915	0
Other liabilities	553	464
Deferred income taxes	234	424
Total liabilities	$ 6,168	$ 2,286
Commitments and contingent liabilities
Equity
Common stock (par value $0.01 per share; 810,000,000 shares authorized; 181,069,751 shares issued and outstanding as of December 31, 2015)	$ 2	$ 0
Additional paid-in capital	775	0
DuPont Company Net Investment, prior to separation	0	3,650
Accumulated deficit	(115)	0
Accumulated other comprehensive (loss) income	(536)	19
Total Chemours stockholders' equity	126	3,669
Noncontrolling interests	4	4
Total equity	130	3,673
Total liabilities and equity	$ 6,298	$ 5,959